Consolidated Statements of Changes in Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury stock USD ($)	Treasury stock CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Total 21Vianet Group, Inc. shareholders' equity CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Beginning Balance at Dec. 31, 2011		1,669,724		23		(168,018)		3,277,658		(54,779)		15,837		(1,418,167)		1,652,554		17,170
Beginning Balance (in shares) at Dec. 31, 2011				335,626,036
Consolidated net profit (loss)		57,656												56,324		56,324		1,332
Other comprehensive income (loss), net		(2,171)								(2,171)						(2,171)
Settlement of stock consideration by treasury stock (in shares)			14,059,434
Settlement of stock consideration by treasury stock						147,316		(146,899)		(417)
Share based compensation		67,632						67,632								67,632
Reclassification of contingent consideration payable upon resolution of contingencies		93,164						93,164								93,164
Appropriation of statutory reserves												10,034		(10,034)
Share repurchase (in shares)			(2,686,965)
Share options exercised (in shares)			3,128,472
Share options exercised		3,300						3,300								3,300
Restricted share units vested			645,491
Restricted share units vested		0	0	0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares)			(3,773,963)
Settlement of share options with shares held by depository bank		0	0	0		0		0		0		0		0		0		0
Ending Balance at Dec. 31, 2012		1,889,305		23		(20,702)		3,294,855		(57,367)		25,871		(1,371,877)		1,870,803		18,502
Ending Balance (in shares) at Dec. 31, 2012				346,998,505
Consolidated net profit (loss)		(47,003)												(48,226)		(48,226)		1,223
Other comprehensive income (loss), net		(25,144)								(25,144)						(25,144)
Issuance of new shares			39,965,142
Issuance of new shares		533,301		2				533,299								533,301
Settlement of stock consideration by treasury stock (in shares)			5,040,684
Settlement of stock consideration by treasury stock						71,607		(71,529)		(78)
Share based compensation		58,873						58,873								58,873
Shares issued to depository bank (in shares)		6,000,000	6,000,000
Share issued to depository bank				1				(1)
Reclassification of contingent consideration payable upon resolution of contingencies		122,797						122,797								122,797
Appropriation of statutory reserves												9,307		(9,307)
Appropriation of dividend to noncontrolling interests		(3,476)																(3,476)
Share repurchase (in shares)			(3,521,214)
Share repurchase		(59,822)				(59,822)										(59,822)
Share options exercised (in shares)			6,587,580
Share options exercised		6,470						6,470								6,470
Restricted share units vested			1,500,348
Restricted share units vested		0	0	0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares)			(4,344,510)
Settlement of share options with shares held by depository bank		0	0	0		0		0		0		0		0		0		0
Ending Balance at Dec. 31, 2013		2,475,301		26		(8,917)		3,944,764		(82,589)		35,178		(1,429,410)		2,459,052		16,249
Ending Balance (in shares) at Dec. 31, 2013				398,226,535
Consolidated net profit (loss)		(346,293)												(348,480)		(348,480)		2,187
Contribution by noncontrolling interest through acquisition		5,597																5,597
Other comprehensive income (loss), net		16,950								16,950						16,950
Issuance of new shares			6,350,610
Settlement of stock consideration by treasury stock (in shares)			456,288
Settlement of stock consideration by treasury stock						8,917		(8,802)		(115)
Share based compensation		110,449						110,449								110,449
Post-compensation by treasury stock		117,207						117,207								117,207
Reclassification of contingent consideration payable upon resolution of contingencies		66,280						66,280								66,280
Appropriation of statutory reserves												17,085		(17,085)
Accretion of redeemable noncontrolling interests		(7,850)						(7,850)								(7,850)
Share repurchase (in shares)			(9,318,510)
Share repurchase		(213,665)				(213,665)										(213,665)
Share options exercised (in shares)			1,828,910
Share options exercised		2,981						2,981								2,981
Restricted share units vested			4,065,420
Settlement of share options with shares held by depository bank (in shares)			(5,374,944)
Settlement of share options with shares held by depository bank		0	0	0		0		0		0		0		0		0		0
Ending Balance at Dec. 31, 2014	$ 358,919	2,226,957	$ 4	26	$ (34,437)	(213,665)	$ 680,951	4,225,029	$ (10,598)	(65,754)	$ 8,423	52,263	$ (289,297)	(1,794,975)	$ 355,046	2,202,924	$ 3,873	24,033
Ending Balance (in shares) at Dec. 31, 2014			396,234,309